Loans Receivable (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Company nonaccrual loans
Financing Receivable, Recorded Investment	$ 74,767	$ 41,271
Residential [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	23,147	10,407
Residential Held For Sale [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	0	1
Commercial Real Estate [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	20,952	5,671
Construction and development [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	30,606	17,056
Commercial [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	0	8,067
Installment [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	$ 62	$ 69